RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
(a)    Receivables and other current assets from related parties
The Company had the following related party transactions included in Receivables and other current assets and in Other non-current assets in the Consolidated balance sheets:

		Years ended December 31,
	Notes	2018	2017
Sadiola and Yatela (Non-interest bearing)
Balance, beginning of the year		$0.1	$0.2
Advances		0.3	0.9
Repayments		(0.3)	(1.0)
Balance, end of the year	11	$0.1	$0.1
Sadiola Sulphide Project (LIBOR plus 2%)[1]
Balance, beginning of the year		$36.3	$31.3
Advances		0.9	5.0
Repayments		(12.3)	—
Write-down of receivable[2]	32	(10.9)	—
Balance, end of the year	16	$14.0	$36.3

1
These advances were part of an extended loan agreement, reached in the fourth quarter of 2016, for the Sadiola Sulphide Project, and are to be repaid on the earlier of December 31, 2020 or, at such time as Sadiola has sufficient free cash flow.

2Write-down of receivable due to a decrease in the fair value of collateral.

During the year ended December 31, 2018, the Company spent $0.9 million (December 31, 2017 - $nil) to fund the Yatela closure plan. This was recognized as a reduction of the provision for Yatela as a result of the Company equity accounting for the investment (note 17).

(b)	Compensation of key management personnel
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2018	2017
Salaries and other benefits[1]	$7.1	$5.4
Share-based payments	4.4	3.6
	$11.5	$9.0

1	Salaries and other benefits include amounts paid to directors.